PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Components of Prepayments and Other Current Assets

	2011	2012
Prepayment for utility and telecom expenses	31,645	47,460
Prepayment for rental expenses	28,748	46,057
Employee advances	10,076	11,694
Proceeds receivable from disposal of a subsidiary	12,418	10,919
Deposits for utility expenses	9,772	9,187
Prepayment for advertisement, consultation and insurance	5,778	5,012
Interest receivable	7,047	100
Other current assets	32,403	42,105

Total	137,887	172,534